Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current expense (benefit):
Foreign	$ 133	$ 0	$ 436
Federal	0	0	(35)
State	42	47	102
Current income tax expense (benefit)	175	47	503
Deferred expense (benefit):
Foreign	(84)	154	(427)
Federal	(1,469)	(1,404)	114
State	(643)	(354)	23
Deferred income tax expense (benefit)	(2,196)	(1,604)	(290)
Total income tax expense (benefit)	$ (2,021)	$ (1,557)	$ 213